Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Refund Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Receivables from contracts with customers [abstract]
Refund liabilities arising from right of return	€ 10.7	€ 10.1	€ 5.9